Interest and other income - Summary of Interest and Other Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Interest income	$ 2,372	$ 2,313	$ 1,046
Dividend income (from investments in equity securities)	83	49	216
Net (losses)/gains on sale and revaluation of non-current assets and businesses	(288)	257	642
Net foreign exchange losses on financing activities	(1,025)	(458)	(340)
Other	582	677	(649)
Interest and other income, of which:	1,724	$ 2,838	$ 915
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax	$ 1,124